Financial Instruments - Summary of Net Cash Position (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Unamortized debt issuance cost	$ 52	$ 178